As filed with the Securities and Exchange Commission on November 24, 2010

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number  811-07763

THE MASTERS’ SELECT FUNDS TRUST

4 Orinda Way, Suite 200-D, Orinda, California 94563

Kenneth E. Gregory
4 Orinda Way, Suite 200-D
Orinda, CA  94563

Copies to:

Mitchell Nichter, Esq.
Paul, Hastings, Janofsky & Walker, LLP
55 Second Street, 24th Floor
San Francisco, California 94105

(925) 254-8999

Date of fiscal year end: December 31, 2011

Date of reporting period:  September 30, 2010

Item 1. Schedule of Investments.

Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 95.5%
Consumer Discretionary: 14.3%
19,000	Amazon.com, Inc. *	$2,984,140
119,500	American Eagle Outfitters, Inc.	1,787,720
156,000	DIRECTV - Class A *	6,494,280
145,000	Ford Motor Co. *	1,774,800
69,560	Guess?, Inc.	2,826,223
158,000	HSN, Inc. *	4,724,200
181,000	Interpublic Group of Companies, Inc. *	1,815,430
73,000	Ltd Brands, Inc.	1,954,940
95,100	Mohawk Industries, Inc. *	5,068,830
18,000	New Oriental Education & Technology Group - ADR*	1,756,440
92,640	Tenneco, Inc. *	2,683,781
36,458	Time Warner Cable, Inc.	1,968,367
49,000	TRW Automotive Holdings Corp. *	2,036,440
161,000	Walt Disney Co. (The)	5,330,710
61,000	Williams-Sonoma, Inc.	1,933,700
		45,140,001
Consumer Staples: 4.3%
18,400	Coca-Cola Co.	1,076,768
74,330	Costco Wholesale Corp.	4,793,542
36,750	Procter & Gamble Co.	2,203,897
407,000	Sara Lee Corp.	5,466,010
		13,540,217
Energy: 12.4%
176,400	Canadian Natural Resources Ltd.	6,103,440
212,000	Cenovus Energy Inc.	6,099,240
356,000	Chesapeake Energy Corp.	8,063,400
50,590	EOG Resources, Inc.	4,703,353
27,000	FMC Technologies, Inc. *	1,843,830
63,500	Halliburton Co.	2,099,945
60,000	National Oilwell Varco, Inc.	2,668,200
56,300	Range Resources Corp.	2,146,719
71,400	Schlumberger Ltd.	4,398,954
16,200	Transocean, Inc. *	1,041,498
		39,168,579
Finance: 18.0%
185,800	American Express Co.	7,809,174
140,000	AON Corp.	5,475,400
368,500	Bank of New York Mellon Corp.	9,628,905
56	Berkshire Hathaway, Inc. - Class A *	6,972,000
272,200	CapitalSource, Inc.	1,453,548
107,500	Charles Schwab Corp.	1,494,250
462,000	Cheung Kong Holding Ltd. -ADR	6,971,580
16,700	Fairfax Financial Holdings Ltd.	6,798,782
92,388	Glacier Bancorp, Inc.	1,348,865
128,000	Loews Corp.	4,851,200
75,300	Transatlantic Holdings, Inc.	3,826,746
		56,630,450
Health Care, Pharmaceuticals & Biotechnology: 11.7%
39,990	Alexion Pharmaceuticals, Inc. *	2,573,756
26,000	Allergan, Inc.	1,729,780
894,000	Boston Scientific Corp. *	5,480,220
61,683	Greatbatch, Inc. *	1,430,429
211,000	Health Management Association, Inc. *	1,616,260
45,000	Illumina, Inc. *	2,214,000
7,100	Intuitive Surgical, Inc. *	2,014,554
46,100	Johnson & Johnson	2,856,356
62,500	Laboratory Corporation of America Holdings *	4,901,875
85,300	Merck & Co., Inc.	3,139,893
222,000	Omnicare, Inc.	5,301,360
65,000	Patterson Companies, Inc.	1,862,250
82,000	VCA Antech, Inc. *	1,729,380
		36,850,113
Industrials: 9.8%
55,150	Babcock & Wilcox Co. *	1,173,592
27,000	Caterpillar, Inc.	2,124,360
273,530	DryShips, Inc. *	1,315,679
84,000	Hochtief AG	7,256,526
138,200	Kirby Corp. *	5,536,292
123,000	McDermott International, Inc. *	1,817,940
59,500	Rockwell Collins, Inc.	3,465,875
47,500	Ryder System, Inc.	2,031,575
133,200	Snap-on, Inc.	6,195,132
		30,916,971
Materials: 4.5%
41,000	Allegheny Technologies, Inc.	1,904,450
39,500	Barrick Gold Corp.	1,828,455
546,000	Cemex S.A.B. de C.V. - ADR	4,641,000
83,000	Sealed Air Corp.	1,865,840
157,360	Solutia, Inc. *	2,520,907
67,000	STR Holdings, Inc. *	1,443,180
		14,203,832
Masters' Select Equity Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited) - continued

Shares	Value
Technology: 18.7%
28,700	Alliance Data Systems Corp. *	$1,872,962
19,500	Apple, Inc. *	5,533,125
110,000	Ariba, Inc. *	2,079,000
77,950	ASML Holding N.V.	2,317,453
83,510	Atheros Communications, Inc. *	2,200,488
323,000	Broadridge Financial Solutions, Inc.	7,387,010
4,096,000	China Wireless Technologies Ltd.	1,900,084
357,720	Cypress Semiconductor Corp. *	4,500,118
513,000	Dell, Inc. *	6,648,480
7,450	Google, Inc. - Class A *	3,917,135
57,490	Lam Research Corp. *	2,405,957
129,000	Molex, Inc.	2,254,920
102,620	Netlogic Microsystems Inc. *	2,830,260
95,700	Omnivision Technologies, Inc. *	2,204,928
61,000	QUALCOMM, Inc.	2,752,320
16,000	Salesforce.com, Inc. *	1,788,800
360,800	Symmetricom, Inc. *	2,063,776
73,670	Trina Solar Ltd. - ADR *	2,223,361
29,500	Visa, Inc. - Class A	2,190,670
		59,070,847
Telecommunication Services: 1.8%
3,587,480	Level 3 Communications, Inc. *	3,362,545
100,000	Syniverse Holdings, Inc. *	2,267,000
		5,629,545
TOTAL COMMON STOCKS
	(cost $271,137,528)	301,150,555

Principal
Amount		Value

	SHORT-TERM INVESTMENTS: 0.5%
$ 1,316,000	State Street Bank & Trust Co., 0.000%, 09/30/10, due 10/01/10
	[collateral: $1,340,000, Federal Home Loan Bank, 0.95%, due 11/30/10
	value $1,345,025] (proceeds $1,316,000)	$1,316,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $1,316,000)	1,316,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $272,453,528): 96.0%	302,466,555

	Other Assets and Liabilities: 4.0%	12,763,517

	Net Assets: 100.0%	$315,230,072

	Percentages are stated as a percent of net assets.

ADR	American Depository Receipt
*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$272,453,528
	Gross unrealized appreciation	62,008,673
	Gross unrealized depreciation	(31,995,646)
	Net unrealized appreciation	$30,013,027

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Equity Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$283,240,721	$-	$-	$283,240,721
Depository Receipts	$17,909,834	$-	$-	$17,909,834
Total Equity	$301,150,555	$-	$-	$301,150,555
Short-Term Investments	$-	$1,316,000	$-	$1,316,000
Total Investments in Securities	$301,150,555	$1,316,000	$-	$302,466,555
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 92.3%
Argentina: 0.9%
183,947	MercadoLibre, Inc. *	$13,277,295

Australia: 1.2%
7,368,700	Telstra Corp. Ltd.	18,609,048

Austria: 1.8%
260,928	Andritz AG	18,278,949
245,747	Erste Group Bank AG	9,815,923
		28,094,872
Belgium: 2.0%
235,749	Anheuser-Busch InBev N.V.	13,834,696
332,247	Nationale A Portefeuille	17,283,492
		31,118,188
Brazil: 9.9%
1,231,300	Anhanguera Educacional Participacoes S.A	21,771,926
854,335	Banco Bradesco S.A.	17,411,347
2,170,000	BR Malls Participacoes S.A.	18,079,071
2,178,400	BRF - Brasil Foods S.A.	33,050,790
2,097,762	OGX Petroleo e Gas Participacoes S.A. *	27,254,096
2,180,600	PDG Realty S.A. Empreendimentos e Participacoes	25,889,164
276,941	Petroleo Brasileiro S.A.	10,044,650
		153,501,044
Canada: 3.0%
517,070	EnCana Corp.	15,631,026
94,800	Potash Corp. of Saskatchewan, Inc.	13,654,992
1,950,986	Viterra, Inc. *	17,018,655
		46,304,673
Denmark: 1.1%
175,065	Novo Nordisk A/S	17,332,219

Finland: 1.1%
637,716	Sampo Oyj	17,181,092

France: 4.8%
311,000	Neopost S.A.	23,089,390
363,000	Publicis Groupe	17,199,814
91,061	Schneider Electric S.A.	11,518,635
492,100	Valeo S.A.	22,744,669
		74,552,508
Germany: 6.0%
478,500	Aixtron AG	14,186,570
504,836	Daimler AG	31,898,371
102,914	Linde AG	13,363,673
73,934	Muenchener Rueckversicherungs AG	10,215,906
477,000	SAP AG	23,538,809
		93,203,329
Hong Kong: 3.8%
770,000	Cheung Kong Holdings Ltd.	11,658,398
1,898,000	Hutchison Whampoa Ltd.	17,694,775
5,239,600	Li & Fung Ltd.	29,605,883
		58,959,056
India: 1.8%
546,583	ICICI Bank Ltd - ADR	27,247,162
Ireland: 1.0%
1,150,000	Babcock & Brown Air Ltd.	15,180,000

Israel: 2.8%
829,885	Teva Pharmaceutical Industries Ltd.	43,776,434

Japan: 9.2%
464,900	Asatsu-DK, Inc.	10,033,693
5,856,000	Daiwa Securities Group, Inc.	23,623,079
80,900	Fanuc Ltd.	10,294,075
2,175,000	Ichiyoshi Securities Co. Ltd.	15,100,551
882,000	Mitsui Fudosan Co. Ltd.	14,865,406
1,128,000	Nabtesco Corp.	18,349,916
449,000	Rohm Co. Ltd.	27,679,555
695,800	Softbank Corp.	22,746,347
		142,692,622
Netherlands: 4.2%
4,236,500	ING Groep N.V.	43,846,088
726,200	Royal Dutch Shell Plc	21,915,558
		65,761,646

Poland: 1.4%
11,401,016	Netia S.A.	21,739,639

South Korea: 1.8%
792,751	KT Corp. - ADR	16,219,685
156,715	LG Corp.	11,338,730
		27,558,415
Spain: 3.1%
2,094,763	Banco Santander S.A.	26,542,998
263,526	Inditex S.A.	20,883,701
		47,426,699

Masters' Select International Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited) - continued

Shares	Value
Sweden: 2.2%
3,239,800	D Carnegie AB #	$0
335,414	LE Lundbergforetagen AB	19,928,332
1,323,684	Telefonaktiebolaget LM Ericsson	14,473,439
		34,401,771
Switzerland: 10.9%
450,000	Adecco S.A.	23,558,648
1,603,000	Clariant, AG	23,484,845
62,000	Roche Holding AG	8,482,847
62,403	Swatch Group AG/The	23,520,813
491,500	Swiss Reinsurance Co. Ltd.	21,592,226
580,400	Transocean Ltd. *	37,313,916
1,787,000	UBS AG	30,389,111
		168,342,406
Taiwan: 1.7%
23,412,785	United Microelectronics Corp.	10,379,369
26,843,485	Yuanta Financial Holding Co. Ltd.	16,325,279
		26,704,648

United Kingdom: 15.0%
355,065		BHP Billiton Plc	11,309,261
267,000		British American Tobacco Plc	9,972,057
2,198,362		Carpetright Plc	27,040,038
1,451,000		Diageo Plc	25,013,779
499,900		Ensco Plc - ADR	22,360,527
19,140,600		Lloyds Banking Group Plc	22,314,764
5,450,478		Resolution Ltd.	21,004,000
1,189,000		Rolls-Royce Group Plc	11,286,531
3,414,500		Tesco Plc	22,771,640
1,107,818		Tullow Oil Plc	22,199,295
1,942,805		Xstrata Plc	37,220,126
			232,492,018
United States: 1.6%
1,972,300		Dell, Inc. *	25,561,008

TOTAL COMMON STOCKS
		(cost $1,315,177,633)	1,431,017,792

PREFERRED STOCKS: 0.8%
Brazil: 0.8%
104,500		Companhia de Bebidas das Americas	12,625,339
		(Variable rate; Current 12-month yield: 3.57%)
TOTAL PREFERRED STOCKS			12,625,339
		(cost $9,987,238)

Principal
Amount			Value
SHORT-TERM INVESTMENTS: 6.0%
$ 93,157,000	State Street Bank & Trust Co., 0.000%, 09/30/10, due 10/01/10
	[collateral: $78,800,000, Freddie Mac, 5.25%, due 04/18/16
	value $95,052,500 (proceeds $93,157,000)		93,157,000

TOTAL SHORT-TERM INVESTMENTS
	(cost $93,157,000)		93,157,000

TOTAL INVESTMENTS IN SECURITIES
		(cost $1,418,321,871): 99.1%	1,536,800,131

Other Assets and Liabilities: 0.9%			13,923,659

Net Assets: 100.0%			$1,550,723,790

Percentages are stated as a percent of net assets.

	ADR	American Depository Receipt
	*	Non-Income Producing Security.
	#	This security is valued in accordance with the Fund's fair valuation policy.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments			$1,418,321,871
Gross unrealized appreciation			212,450,966
Gross unrealized depreciation			(93,972,706)
Net unrealized appreciation			$118,478,260

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Sector	Net Assets

Consumer Discretionary	14.9%
Consumer Staples	8.7%
Energy	10.1%
Finance	24.7%
Health Care & Pharmaceuticals	4.5%
Industrials	8.9%
Materials	6.4%
Technology	9.8%
Telecom	5.1%
Utilities	0.0%
Cash and Other Assets	6.9%
Net Assets	100.0%

Master's Select International Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs		Total
Equity
Common Stock	$105,438,237	$1,173,339,749	$-	**	$1,278,777,986
Depository Receipts	$152,239,806	$-	$-		$152,239,806
Preferred Stock	$-	$12,625,339
Total Equity	$257,678,043	$1,185,965,088	$-		$1,443,643,131
Short-Term Investments	$-	$93,157,000	$-		$93,157,000
Total Investments in Securities	$257,678,043	$1,279,122,088	$-		$1,536,800,131
Other Financial instruments*	$(1,859,257)	$-	$-		$(1,859,257)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

** Significant unobservable inputs were used in determining the value of portfolio securities for the International Fund. However, the value of these securities was $0 as of September 30, 2010.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $1,801,327 as of September 30, 2010. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement Date		Currency to be Delivered	U.S. $ Value at September 30, 2010	Currency to be Received	U.S. $ Value at September 30, 2010	Unrealized Appreciation	Unrealized Depreciation
10/22/2010	1,500,000	Euro Currency	$2,111,010	U.S. Dollars	$2,039,722	$71,288	$-
11/16/2010	176,000,000	Japanese Yen	1,954,307	U.S. Dollars	2,107,595	-	(153,288)
11/29/2010	360,000,000	Japanese Yen	4,118,192	U.S. Dollars	4,311,589	-	(193,397)
3/1/2011	305,000,000	Japanese Yen	3,438,247	U.S. Dollars	3,657,790	-	(219,543)
7/1/2011	112,000,000	Japanese Yen	1,273,871	U.S. Dollars	1,345,805	-	(71,934)
7/20/2011	322,000,000	Japanese Yen	3,706,219	U.S. Dollars	3,870,548	-	(164,329)
8/3/2011	267,000,000	Japanese Yen	3,098,059	U.S. Dollars	3,210,281	-	(112,222)
8/15/2010	364,000,000	Japanese Yen	4,284,873	U.S. Dollars	4,377,558	-	(92,684)
9/7/2010	875,000,000	Japanese Yen	10,435,923	U.S. Dollars	10,527,564	-	(91,640)
10/25/2010	3,930,000	Swiss Franc	3,925,290	U.S. Dollars	4,007,532	-	(82,242)
6/15/2010	8,100,000	Swiss Franc	8,227,694	U.S. Dollars	8,280,096	-	(52,402)
7/6/2010	2,350,000	Swiss Franc	2,225,168	U.S. Dollars	2,402,820	-	(177,652)
7/19/2010	4,000,000	Swiss Franc	3,859,551	U.S. Dollars	4,090,581	-	(231,030)
8/3/2010	3,780,000	Swiss Franc	3,636,084	U.S. Dollars	3,866,336	-	(230,252)

			$56,294,488		$58,095,814	$71,288	$(1,872,615)

Masters' Select Value Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 96.3%
Consumer Discretionary: 15.2%
35,000	Best Buy Co., Inc.	$1,429,050
80,000	Comcast Corp.	1,360,800
109,007	DIRECTV - Class A *	4,537,961
36,200	Discovery Communications, Inc. *	1,382,478
80,000	H&R Block, Inc.	1,036,000
105,500	Liberty Media Corp. - Interactive *	1,446,405
31,800	Mohawk Industries, Inc. *	1,694,940
81,000	Walt Disney Co. (The)	2,681,910
		15,569,544
Consumer Staples: 14.2%
109,980	CVS Caremark Corp.	3,461,071
88,569	Imperial Tobacco Group Plc	2,642,715
94,499	Kraft Foods, Inc.	2,916,239
46,170	Lorillard, Inc.	3,707,913
136,000	Sara Lee Corp.	1,826,480
		14,554,418
Energy: 5.6%
70,500	Cenovus Energy, Inc.	2,028,285
168,000	Chesapeake Energy Corp.	3,805,200
		5,833,485
Financials: 18.0%
55,110	ACE Ltd.	3,210,158
60,984	AON Corp.	2,385,084
93,000	Bank New York Mellon Corp.	2,430,090
67,400	Bank of America Corp.	883,614
29,000	Capital One Financial Corp.	1,146,950
227,000	Cheung Kong Holdings Ltd.	3,425,430
24,710	Deutsche Boerse AG	1,644,826
8,200	Fairfax Financial Holdings Ltd.	3,338,324
		18,464,476
Health Care: 9.6%
295,500	Boston Scientific Corp. *	1,811,415
49,000	Bristol Myers Squibb Co.	1,328,390
21,200	Laboratory Corporation of America Holdings *	1,662,716
34,000	Medtronic, Inc.	1,141,720
75,000	Omnicare Inc.	1,791,000
97,116	Rhoen Klinikum AG	2,137,679
		9,872,920
Industrials: 6.5%
81,790	Edenred *	1,616,236
46,500	Kirby Corp. *	1,862,790
20,300	Rockwell Collins, Inc.	1,182,475
42,200	Snap-on, Inc.	1,962,722
		6,624,223
Materials: 2.2%
261,567	Cemex S.A.B. de C.V. - ADR	2,223,320

Technology: 14.0%
107,400	Broadridge Financial Solutions, Inc.	2,456,238
75	Comdisco Holding Co., Inc. *	662
332,000	Dell, Inc. *	4,302,720
59,500	Diebold, Inc.	1,849,855
60,000	eBay, Inc. *	1,464,000
73,000	Intel Corp.	1,403,790
58,000	Texas Instruments, Inc.	1,574,120
47,000	Tyco Electronics Ltd.	1,373,340
		14,424,725
Telecommunication Services: 6.2%
2,783,708		Level 3 Communications, Inc. *	2,609,170
1,501,530		Vodafone Group Plc	3,710,321
			6,319,491
Utilities: 4.8%
43,662		E.ON AG	1,284,397
85,180		Exelon Corp.	3,626,964
			4,911,361
TOTAL COMMON STOCKS
		(cost $96,500,925)	98,797,963

PREFERRED STOCKS: 0.0%
Telecommunication Services: 0.0%
54		PTV, Inc., 10.000%	5
TOTAL PREFERRED STOCKS
		(cost $0)	5

TOTAL INVESTMENTS IN SECURITIES
		(cost $96,500,925): 96.3%	98,797,968

Other Assets and Liabilities: 3.7%			3,809,842

Net Assets: 100.0%			$102,607,810

Percentages are stated as a percent of net assets.

ADR		American Depository Receipt.
	*	Non-Income Producing Security.

The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

Cost of investments			$96,500,925
Gross unrealized appreciation			17,630,034
Gross unrealized depreciation			(15,332,991)
Net unrealized appreciation			$2,297,043

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Value Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$93,149,213	$-	$-	$93,149,213
Depository Receipts	$5,648,750	$-	$-	$5,648,750
Preferred Stock	$5	$-	$-	$5
Total Equity	$98,797,968	$-	$-	$98,797,968
Short-Term Investments	$-	$-	$-	$-
Total Investments in Securities	$98,797,968	$-	$-	$98,797,968
Other Financial instruments*	$(181,490)	$-	$-	$(181,490)
	.

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized deppreciation of $181,490 as of September 30, 2010. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement Date		Currency to be Delivered	U.S. $ Value at September 30, 2010	Currency to be Received	U.S. $ Value at September 30, 2010	Unrealized Appreciation	Unrealized Depreciation
1/18/2011	130,000	U.S. Dollar	$165,546	Euro Currency	$176,658	$11,112	$-
1/18/2011	236,026	U.S. Dollar	299,619	Euro Currency	320,737	21,118	-
1/18/2011	2,991,080	Euro Currency	3,914,666	U.S. Dollar	4,064,591	-	(149,926)
1/18/2011	775,324	Euro Currency	1,008,169	U.S. Dollar	1,053,591	-	(45,422)
1/18/2011	355,127	Euro Currency	464,968	U.S. Dollar	482,584	-	(17,616)
1/18/2011	128,794	Euro Currency	168,195	U.S. Dollar	175,019	-	(6,824)
11/12/2010	113,000	U.S. Dollar	173,855	Pound Sterling	177,688	3,833	$-
11/12/2010	1,076,504	U.S. Dollar	1,681,359	Pound Sterling	1,692,760	11,401	$-
11/12/2010	55,000	U.S. Dollar	86,364	Pound Sterling	86,485	121	$-
11/12/2010	4,692,788	Euro Currency	7,374,481	U.S. Dollar	7,379,225	-	(4,743)
11/12/2010	194,000	Euro Currency	300,514	U.S. Dollar	305,057	-	(4,544)
						-	-
			$15,637,736		$15,914,396	$47,585	$(229,075)

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 93.3%
Consumer Discretionary: 16.9%
18,301	Buffalo Wild Wings, Inc. *	$876,435
59,500	California Pizza Kitchen, Inc. *	1,015,070
30,400	Charming Shoppes, Inc. *	107,008
255,000	dELiA*s, Inc. *	481,950
52,500	Foot Locker, Inc.	762,825
31,000	Genesco, Inc. *	926,280
25,000	HSN, Inc. *	747,500
37,200	Jarden Corp.	1,158,036
17,900	Jo-Ann Stores, Inc. *	797,445
22,500	Kohl's Corp. *	1,185,300
89,000	Liberty Media Corp - Interactive *	1,220,190
37,395	Signet Jewelers Ltd. *	1,186,917
31,580	Syms Corp. *	242,219
19,000	Time Warner Cable, Inc.	1,025,810
398,500	Wendy's/Arby's Group, Inc.	1,805,205
		13,538,190
Consumer Staples: 4.2%
165,000	Central Garden and Pet Co. *	1,709,400
54,061	Green Mountain Coffee Roasters, Inc. *	1,686,162
		3,395,562
Energy: 11.4%
28,600	Atwood Oceanics, Inc. *	870,870
22,779	Baker Hughes, Inc.	970,385
10,196	CARBO Ceramics, Inc.	825,876
27,300	Forest Oil Corp. *	810,810
68,900	Patterson-UTI Energy, Inc.	1,176,812
63,600	Rosetta Resources, Inc. *	1,493,964
64,600	Rowan Companies, Inc. *	1,961,256
17,206	Schlumberger Ltd.	1,060,062
		9,170,035
Financials: 11.0%
495,000	Chimera Investment Corp.	1,955,250
200,500	CNO Financial Group, Inc. *	1,110,770
79,000	Hilltop Holdings, Inc. *	756,820
17,500	Mercury General Corp.	715,225
20,721	Portfolio Recovery Associates, Inc. *	1,339,613
9,500	White Mountains Insurance Group Ltd.	2,930,370
		8,808,048
Health Care: 10.6%
40,700	Allscripts Healthcare Solutions, Inc. *	751,729
45,200	American Medical Systems Holdings, Inc. *	885,016
39,279	athenahealth, Inc. *	1,296,993
31,700	Community Health Systems, Inc. *	981,749
58,000	Healthsouth Corp. *	1,113,600
66,100	Impax Laboratories, Inc. *	1,308,780
22,500	Meridian Bioscience, Inc.	492,300
18,056	SXC Health Solutions Corp. *	658,502
32,188	Zoll Medical Corp. *	1,038,707
		8,527,376
Industrials: 8.2%
14,800	Alaska Air Group, Inc. *	755,244
50,000	EnerSys *	1,248,500
48,800	IESI-BFC Ltd.	1,117,032
32,000	Interface, Inc.	455,360
74,900	Trinity Industries, Inc.	1,668,023
33,256	WESCO International, Inc. *	1,306,628
		6,550,787
Information Technology: 25.6%
27,155	Acme Packet, Inc. *	1,030,261
37,000	Altera Corp.	1,115,920
32,700	Arrow Electronics, Inc. *	874,071
18,500	Atheros Communications, Inc. *	487,475
49,200	Avnet, Inc. *	1,328,892
197,000	Brocade Communications Systems, Inc. *	1,150,480
110,898	Entropic Communications, Inc. *	1,064,621
63,900	Finisar Corp. *	1,200,681
225,000	Global Cash Access Holdings, Inc. *	918,000
110,000	GT Solar International, Inc. *	920,700
28,386	LogMeIn, Inc. *	1,021,328
61,000	Molex, Inc.	1,066,280
50,200	Omnivision Technologies, Inc. *	1,156,608
105,000	Power-One, Inc. *	954,450
17,509	Rovi Corp. *	882,629
58,700	Semtech Corp. *	1,185,153
68,800	Skyworks Solutions, Inc. *	1,422,784
22,619	Ultimate Software Group, Inc. *	873,998
137,600	United Online, Inc.	787,072
38,700	Western Digital Corp. *	1,098,693
		20,540,096
Materials: 2.5%
160,000	Spartech Corp. *	1,313,600
33,600	STR Holdings, Inc. *	723,744
		2,037,344

Masters' Select Smaller Companies Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited) - continued

Shares	Value

	Telecommunication Services: 2.9%
20,300	AboveNet, Inc. *	$1,057,427
56,200	Syniverse Holdings, Inc. *	1,274,054
		2,331,481
	TOTAL COMMON STOCKS
	(cost $67,218,883)	74,898,919

	TOTAL INVESTMENTS IN SECURITIES
	(cost $67,218,883): 93.3%	74,898,919

	Other Assets and Liabilities: 6.7%	5,366,754

	Net Assets: 100.0%	$80,265,673

	Percentages are stated as a percent of net assets.

	* Non-Income Producing Security.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$67,218,883
	Gross unrealized appreciation	13,725,017
	Gross unrealized depreciation	(6,044,981)
	Net unrealized appreciation	$7,680,036

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Smaller Companies Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$72,943,669	$-	$-	$72,943,669
Real Estate Inestment Trusts	$1,955,250	$-	$-	$1,955,250
Total Equity	$74,898,919	$-	$-	$74,898,919
Short-Term Investments	$-	$-	$-	$-
Total Investments in Securities	$74,898,919	$-	$-	$74,898,919
Other Financial instruments*	$-	$-	$-	$-

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

Masters' Select Focused Opportunities Fund
Schedule of Investments in Securities at September 30, 2010 (Unaudited)

Shares		Value
COMMON STOCKS: 95.1%
Consumer Discretionary: 5.2%
20,800	Amazon com, Inc. *	$3,266,848

Consumer Staples: 18.8%
100,220	CVS Caremark Corp.	3,153,923
104,116	Kraft Foods, Inc.	3,213,020
41,012	Lorillard, Inc.	3,293,674
36,200	Procter & Gamble Co.	2,170,914
		11,831,531
Energy: 15.8%
113,600	Canadian Natural Resources Ltd.	3,930,560
77,700	National Oilwell Varco, Inc.	3,455,319
41,600	Schlumberger Ltd.	2,562,976
		9,948,855
Financials: 17.8%
67,250	American Express Co.	2,826,517
112,189	Bank of New York Mellon Corp.	2,931,499
110,600	Loews Corp.	4,191,740
50,900	Wells Fargo & Co.	1,279,117
		11,228,873
Health Care: 7.7%
8,900	Intuitive Surgical, Inc. *	2,525,286
37,500	Johnson & Johnson	2,323,500
		4,848,786
Technology: 14.9%
11,400	Apple, Inc. *	3,234,750
77,000	QUALCOMM, Inc.	3,474,240
36,300	Visa Inc. - Class A	2,695,638
		9,404,628
Telecommunication Services: 6.3%
1,605,760	Vodafone Group Plc	3,967,876

Utilities: 8.6%
83,680	E.ON AG	2,461,598
69,070	Exelon Corp.	2,941,001
		5,402,599
TOTAL COMMON STOCKS
	(cost $55,491,771)	59,899,996

Principal
Amount		Value
	SHORT-TERM INVESTMENTS: 1.4%
$ 902,000	State Street Bank & Trust Co., 0.000%, 09/30/10, due 10/01/10
	[collateral: $920,000, Federal Home Loan Bank, 0.95%, due 11/30/10
	value $923,450] (proceeds $902,000)	902,000

	TOTAL SHORT-TERM INVESTMENTS
	(cost $902,000)	902,000

	TOTAL INVESTMENTS IN SECURITIES
	(cost $56,393,771): 96.5%	60,801,996

	Other Assets and Liabilities: 3.5%	2,206,128

	Net Assets: 100.0%	$63,008,124

	Percentages are stated as a percent of net assets.

	* Non-income producing security.

	The cost basis of investments for federal income tax purposes at September 30, 2010 was as follows*:

	Cost of investments	$56,393,771
	Gross unrealized appreciation	8,619,013
	Gross unrealized depreciation	(4,210,788)
	Net unrealized appreciation	$4,408,225

	*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.
	For the previous fiscal year's federal income tax information, please refer to the Notes to Financial
	Statements section in the Fund's most recent semi-annual or annual report.

Master's Select Focused Opportunity Fund

FAS 157 - Summary of Fair Value Exposure at September 30, 2010.

The Funds follow a fair value hierarchy that distinguishes between market data obtained from independent sources (observable inputs)
and each Fund's own market assumptions (unobservable inputs). There inputs are used in determining the value of each Fund's investments and are summarized in the followning fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.
Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - Significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used, as of September 30, 2010, in valuing the Fund's investments carried at fair value:

Description	Level 1 - Quoted prices in active markets for identical assets	Level 2 - Significant other observable inputs	Level 3 - Significant unobservable inputs	Total
Equity
Common Stock	$59,899,996	$-	$-	$59,899,996
Total Equity	$59,899,996	$-	$-	$59,899,996
Short-Term Investments	$-	$902,000	$-	$902,000
Total Investments in Securities	$59,899,996	$902,000	$-	$60,801,996
Other Financial instruments*	$(78,040)	$-	$-	$(78,040)

*Other financial instruments are derivative instruments not reflected in the Schedule of Investments, such as futures, forwards, swaps contracts, and written options. Futures, forwards, and swap contracts are valued at the unrealized appreciation (depreciation) on the instrument while written options are valued at market value.

FAS 161 - Disclosures about Derivative Instruments and Hedging Activities

At September 30, 2010, the Fund had entered into "position hedge" forward currency exchange contracts that obligated the Fund to deliver and receive specified amounts of currencies at a specified future date. The contracts combined had net unrealized depreciation of $78,040 as of September 30, 2010. The terms of the open contracts are as follows:

						Asset Derivatives	Liability Derivatives
Settlement		Currency to	U.S. $ Value at	Currency to	U.S. $ Value at	Unrealized	Unrealized
Date		be Delivered	March 31, 2010	be Received	March 31, 2010	Appreciation	Depreciation
1/18/2011	70,000	U.S. Dollars	$89,140	Euro Currency	$95,123	$5,983	-
1/18/2011	44,400	U.S. Dollars	60,444	Euro Currency	60,335	-	(109)
1/18/2011	1,567,081	Euro Currency	2,050,964	U.S. Dollars	2,129,513	-	(78,549)
11/12/2010	37,400	U.S. Dollars	58,728	Pound Sterling	58,810	82	-
11/12/2010	2,168,824	Pound Sterling	3,408,199	U.S. Dollars	3,410,391	-	(2,192)
11/12/2010	139,000	Pound Sterling	215,317	U.S. Dollars	218,572	-	(3,255)
						-	-
			$5,882,791		$5,972,744	$6,066	$(84,106)

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each principal executive officer and principal financial officer of the Registrant as required by Rule 30a-2(a) under the 1940 Act (17 CFR 270.30a-2(a)).  Filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  The Masters’ Select Funds Trust

By (Signature and Title)  /s/ Kenneth E. Gregory
                                                  Kenneth E. Gregory, President

Date   November 24, 2010

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)*  /s/ Kenneth E. Gregory
                                                    Kenneth E. Gregory, President

Date   November 24, 2010

By (Signature and Title)* /s/ John Coughlan
                                                   John Coughlan, Treasurer

Date   November 24, 2010